Premises And Equipment, Net (Schedule Of Future Minimum Rental Commitments) (Details) (USD $) In Thousands	Sep. 30, 2011
Premises And Equipment, Net [Abstract]
2012	$ 1,279
2013	1,112
2014	939
2015	817
2016	730
Thereafter	6,924
Future minimum rental commitments, total	$ 11,801